Schedule of prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Prepaid expenses	R$ 53,676	R$ 37,031
Prepaid expenses, current	53,649	36,987
Prepaid expenses, noncurrent	27	44
Program For Incentive To Alternative Energy Sources Proinfa [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	35,837	22,408
Insurance Premiums [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	17,692	14,453
Others [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	R$ 147	R$ 170